RISK MANAGEMENT - Structural interest rate risk - Interest bearing assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Increase in interest rates, 100 basis points, increase in interest income	928,202
Decrease in interest rates, 100 basis points, increase in interest income	307,667
Increase in interest rates, 100 basis points, decrease in interest income	56,496
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	295,146,956	253,580,182
Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	111,018,749	97,434,042
Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	54,706,402	48,986,934
Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	95,606,446	79,821,658
Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31,814,699	27,303,210
Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	72,148,809	61,118,151
Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	40,870,600	36,350,229
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,160,846	11,996,398
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	258,433,837	224,581,946
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Commercial loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,034,830	21,862,835
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	110,986,938	98,936,699
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,229,098	27,175,232
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	41,440,988	39,819,018
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	62,230,307	52,017,308
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,248,149	3,744,360
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,067,494	3,356,013
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,693,678	2,718,961
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		9
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,580,209	2,122,556
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,113,469	596,405
Loans to consumers | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	65,835,457	59,840,451
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	40,434,724	37,427,926
Loans to consumers | Financial assets at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,033,249	1,059,643
Loans to consumers | Financial assets at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,521,144	10,746,657
Loans to consumers | Financial assets at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,027,878	15,901,205
Loans to consumers | Financial assets at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35,253,186	32,132,946
Mortgages | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,558,771	20,221,683
Mortgages | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,327,637	10,217,539
Mortgages | Financial assets at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,351	43,814
Mortgages | Financial assets at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,592,224	11,322,696
Mortgages | Financial assets at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	500,574	391,869
Mortgages | Financial assets at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,417,622	8,463,304
Microcredit | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	372,321	410,320
Microcredit | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	274,471	321,558
Microcredit | Financial assets at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,009	1,954
Microcredit | Financial assets at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,968	3,700
Microcredit | Financial assets at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	196,877	223,485
Microcredit | Financial assets at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	170,467	181,181
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,381,009	9,282,733
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	429,395	387,059
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,557
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	266,552	263,922
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162,844	123,137
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,949,056	8,895,674
Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,038,856	9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,038,856	9,113,668
Investment securities at fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,488,831	22,947,186
Investment securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,061,764	26,000,311
Service concession arrangements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,727,508	7,031,916
Service concession arrangements | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,958,385	2,706,030
Service concession arrangements | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,958,385	2,706,030
Service concession arrangements | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,958,385	2,706,030
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,025,535	30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,025,535	30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,025,535	30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,329,679	2,619,126
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	774,312	43,555
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,921,544	27,454,555
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,580,128	3,053,862
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	214,317
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,628,090	3,025,213
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	122,739
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	654,021	28,649
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	175,278
Debt securities | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,051,003	1,745,789
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	155,967	288,176
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	510,017	383,470
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,216,804	2,319,323
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,898,205	1,682,144
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,092,334	17,442,798
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Floating interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	485,303	7,434
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,402,110	2,377,875
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Fixed interest rate | Up to 1 year | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,082,615	4,054,359
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,996,328	15,169,324
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 28,966,356	$ 21,608,992